Weighted Average Assumptions Used to Determine Benefit Obligations (Detail)	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Discount rate	1.875%	2.00%
Rate of compensation increase	1.50%	1.50%